Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning of financial year	$ 2,977,311
Amortization	1,633,857	$ 1,118,678
End of financial year	2,434,454	2,977,311
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	6,064,363	4,349,839
Additions - internal development	1,122,174	1,714,524
Translation differences	146,939
End of financial year	7,333,476	6,064,363
Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	3,087,052	1,968,374
Amortization	1,633,857	1,118,678
Translation differences	178,113
End of financial year	$ 4,899,022	$ 3,087,052